Share Capital and Share Premium (Details) - Schedule of Group's Share Capital (Parentheticals) - Number of shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital and Share Premium (Details) - Schedule of Group's Share Capital (Parentheticals) [Line Items]
Authorized Common shares	$ 0.0001
Issue and fully paid common shares	$ 0.0001	$ 0.0001	$ 0.0001